Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(12)	Income Taxes

The Group is subject to corporate income taxes in Germany, Malaysia, Australia, Chile, Turkey and United Kingdom. Taxes on income in the statement of operations and balance sheet reflect current and deferred taxes in these countries. The parent Company is incorporated in the Cayman Islands and not subject to corporate tax on its income.

The current and deferred tax assets and liabilities of the Group are measured based on local tax rates. The income tax rates of Group´s subsidiaries having significant operations were as follows:

	2014	2013	2012
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%

For the periods ended December 31, 2014, 2013 and 2012, income (loss) before taxes consists of the following:

In millions of U.S. dollars	2014	2013	2012
Cayman Islands operations	-0.7	-0.1	0.5
Foreign operations	5.1	-47.5	-19.4

Total	4.4	-47.6	-18.9

The provision for income taxes amounts to $1.4 million, $0.4 million and $ 0.0 and relates to income (loss) before taxes of the German operations.

In millions of U.S. dollars	2014	2013	2012
Current tax expense	0.0	0.0	0.0
Deferred tax expense	1.4	0.4	0.0

Provision for income taxes	1.4	0.4	0.0

The tax rate reconciliation is based on the tax rate of Hanwha Q CELLS Investment, as follows:

In millions of U.S. dollars	January 1, 2014 – December 31, 2014	January 1, 2013 – December 31, 2013	September 12, 2012 – December 31, 2012
Income (loss) before income tax	4.4	-47.6	-18.9
Parent statutory tax rate	0.00%	0.00%	0.00%
Expected provision for income taxes	0.0	0.0	0.0
Income tax impact of the following effects led to a difference between the expected and reported provision for income taxes:
Effect of different tax rates applying in other jurisdictions	0.2	-13.6	-4.3
Nondeductible expenses	2.1	3.4	0.4
Income not subject to taxation	-7.9	0.0	-0.2
Valuation allowance on deferred tax assets	6.9	10.8	3.9
Other effects	0.1	-0.2	0.2
Reported provision for income taxes	1.4	0.4	0.0

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	Deferred tax assets as of December 31, 2014			Deferred tax assets as of December 31, 2013
In millions of U.S. dollars	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	0.0	0.7	0.7	0.0	0.0	0.0
Property, plant, and equipment	0.0	12.6	12.6	0.0	20.5	20.5
Accounts receivable and other assets	1.0	0.0	1.0	0.4	0.0	0.4
Provisions	0.6	3.2	3.8	0.5	3.2	3.7
Liabilities	0.0	0.1	0.1	0.0	0.0	0.0
Tax losses carried forward	3.0	36.3	39.3	1.0	41.6	42.6
Unabsorbed capital allowance	0.0	43.1	43.1	0.0	46.2	46.2

Sub-total	4.6	96.0	100.6	2.0	111.5	113.5

Valuation allowance	-4.0	-91.2	-95.2	-1.9	-110.0	-111.9

Sub-total	0.6	4.8	5.4	0.1	1.5	1.6

	Deferred tax liabilities as of December 31, 2014			Deferred tax liabilities as of December 31, 2013
In millions of U.S. dollars	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	0.0	0.8	0.8	0.0	0.1	0.1
Property, plant, and equipment	0.0	0.4	0.4	0.0	0.0	0.0
Financial assets	0.2	0.0	0.2	0.0	0.0	0.0
Accounts receivable and other assets	5.7	0.0	5.7	0.7	0.0	0.7
Liabilities	0.1	0.0	0.1	1.2	0.0	1.2

Sub-total	6.0	1.2	7.2	1.9	0.1	2.0

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group recognizes deferred tax assets solely to the extent supported by reversing taxable temporary differences. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

Unused tax losses were as follows:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Loss carry forward
- Trade taxes	101.2	111.8
- Corporation taxes	134.4	145.6
- Interest carry forward	5.8	5.4

Tax losses carried forward in Germany, Malaysia and Australia are not subject to expiration. Deferred tax assets on tax losses carried forward have partly been recognized.

Unrecognized Tax Benefits

The Group utilizes a two-step approach to evaluate tax positions. Recognition, step one, requires evaluation of the tax position to determine if based solely on technical merits it is more-likely-than-not to be sustained upon examination. The more-likely-than-not threshold is met when the likelihood of occurrence is greater than 50 percent. Measurement, step two, is addressed only, if step one is satisfied. In step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is greater than 50 percent likely to be realized upon settlement with the taxing authorities. If a position does not meet the more-likely-than-not threshold for recognition in step one, no benefit is recorded until the first subsequent period in which the more-likely-than-not threshold is met, the issue is effectively settled, or the statute of limitation expires. Positions previously recognized are derecognized when the Group subsequently determines that the position is no longer more-likely-than-not to be sustained.

The Company did not have any unrecognized tax benefits as of December 31, 2014 and 2013, respectively.

The Group’s operations in Germany remain subject to audit by tax authorities from the acquisition by Hanwha in 2012. The Group’s operations in Malaysia remain subject to audit by tax authorities from 2008.